UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   5605 Carnegie Blvd.
	   Suite 375
           Charlotte, NC 28209


13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  May 13, 2011

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101      850 9092.00000SH      SOLE               9092.00000
Abbott Labs                    Com              002824100      390 7961.00000SH      SOLE               7961.00000
Aflac Incorporated             Com              001055102     1341 25399.00000SH     SOLE              25399.00000
Allergan Incorporated          Com              018490102      213 3000.00000SH      SOLE               3000.00000
American Tower Corporation Cla Com              029912201      281 5428.00000SH      SOLE               5428.00000
At&t Incorporated              Com              00206R102     1457 47597.00000SH     SOLE              47597.00000
BB&T Corporation               Com              054937107      470 17133.00000SH     SOLE              17133.00000
Bank Of America Corporation    Com              060505104      617 46261.00000SH     SOLE              46261.00000
Becton Dickinson & Company     Com              075887109     1104 13866.00000SH     SOLE              13866.00000
Bucyrus International Incorpor Com              118759109      242 2650.00000SH      SOLE               2650.00000
Chevron Corporation New        Com              166764100     2645 24603.00000SH     SOLE              24603.00000
Chubb Corporation              Com              171232101     1559 25429.00000SH     SOLE              25429.00000
Clorox Company Del             Com              189054109      946 13500.00000SH     SOLE              13500.00000
Conocophillips                 Com              20825C104      542 6789.00000SH      SOLE               6789.00000
Corning Incorporated           Com              219350105      861 41740.00000SH     SOLE              41740.00000
Devon Energy Corp              Com              25179M103     1203 13108.00000SH     SOLE              13108.00000
DuPont Co.                     Com              263534109      319 5795.00000SH      SOLE               5795.00000
Duke Energy Corporation New    Com              26441C105      184 10129.00000SH     SOLE              10129.00000
E M C Corporation Mass         Com              268648102      343 12908.00000SH     SOLE              12908.00000
Emerson Electric Co            Com              291011104      536 9174.00000SH      SOLE               9174.00000
Exelon Corp Com                Com              30161N101      214 5180.00000SH      SOLE               5180.00000
Exxon Mobil Corporation        Com              30231G102     3715 44163.28000SH     SOLE              44163.28000
Flowserve Corporation          Com              34354P105     1505 11681.00000SH     SOLE              11681.00000
Fluor Corporation New          Com              343412102     2023 27462.00000SH     SOLE              27462.00000
General Electric               Com              369604103      445 22189.00000SH     SOLE              22189.00000
Hewlett Packard Co             Com              428236103      501 12220.00000SH     SOLE              12220.00000
Home Depot Incorporated        Com              437076102     1591 42937.00000SH     SOLE              42937.00000
Honeywell International Incorp Com              438516106     2321 38867.00000SH     SOLE              38867.00000
Intel Corp                     Com              458140100     1812 89785.00000SH     SOLE              89785.00000
International Business Machine Com              459200101      422 2590.00000SH      SOLE               2590.00000
JP Morgan Chase                Com              46625H100     1702 36923.00000SH     SOLE              36923.00000
Johnson & Johnson              Com              478160104     1737 29312.00000SH     SOLE              29312.00000
Keycorp New                    Com              493267108      240 27075.00000SH     SOLE              27075.00000
Kohls Corporation              Com              500255104      757 14268.00000SH     SOLE              14268.00000
Marathon Oil Corp Comp         Com              565849106      216 4054.00000SH      SOLE               4054.00000
McDonalds Corp                 Com              580135101      397 5223.00000SH      SOLE               5223.00000
Microsoft Corporation          Com              594918104     1199 47220.00000SH     SOLE              47220.00000
Nucor Corporation              Com              670346105     1215 26395.00000SH     SOLE              26395.00000
Pepsico Inc                    Com              713448108     1781 27650.00000SH     SOLE              27650.00000
Philip Morris International In Com              718172109      282 4290.00000SH      SOLE               4290.00000
Piedmont Nat Gas Incorporated  Com              720186105      519 17090.00000SH     SOLE              17090.00000
Procter & Gamble Co            Com              742718109     1703 27641.00000SH     SOLE              27641.00000
Schlumberger                   Com              806857108     2085 22362.00000SH     SOLE              22362.00000
Sherwin Williams Company       Com              824348106      210 2500.00000SH      SOLE               2500.00000
Stanley Black & Decker Incorpo Com              854502101      586 7646.00000SH      SOLE               7646.00000
Target Corp                    Com              87612E106      879 17586.00000SH     SOLE              17586.00000
Thermo Fisher Scientific Incor Com              883556102      258 4650.00000SH      SOLE               4650.00000
United Rentals Incorporated    Com              911363109      356 10688.00000SH     SOLE              10688.00000
V F Corporation                Com              918204108      229 2320.00000SH      SOLE               2320.00000
Verizon Communications         Com              92343V104      323 8371.00000SH      SOLE               8371.00000
Ishares Tr Russell Mcp Gr                       464287481      217 3566.000 SH       SOLE                 3566.000
Vanguard Emerging Markets Etf                   922042858      464 9479.000 SH       SOLE                 9479.000
Federated Kaufmann Fund Class                   314172669       58 10962.315SH       SOLE                10962.315
Akre Focus Fund                                 akrex          139 11177.620SH       SOLE                11177.620
Dodge & Cox International Fund                  256206103     3903 106598.540SH      SOLE               106598.540
Fidelity Small Cap Value Fund                   fcpvx         1286 77773.640SH       SOLE                77773.640
Harbor International Fund Inve                  411511645      689 11033.755SH       SOLE                11033.755
Ishares Tr MSCI Emerging Marke                  464287234      944 19400.000SH       SOLE                19400.000
Merrill Private Equity Focus F                  mlpe           223  415.000 SH       SOLE                  415.000
Perkins Mid Cap Value Fund Cla                  471023598     2247 93872.828SH       SOLE                93872.828
Vanguard Small Cap Etf                          922908751     1027 13001.000SH       SOLE                13001.000
Vanguard Intl Equity Index Fd                   922042775     1063 21556.000SH       SOLE                21556.000